Structured Entities	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Structured Entities
50	STRUCTURED ENTITIES
A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. It often has some or all of the following features or attributes:

•	restricted activities;

•	a narrow and well-defined objective;

•	insufficient equity to permit the structured entity to finance its activities without subordinated financial support; or

•	financing in the form of multiple contractually linked instruments to investors that create concentrations of credit or other risks (tranches).
During the normal course of business, the Group engages in numerous transactions involving structured entities. These structured entities are primarily used to provide the Group and its clients with efficient access to funds or investment opportunities, mainly through securitizations, investment funds and structured finance.
Consolidated Structured Entities
Structured entities are consolidated if they are controlled by the Group in accordance with the accounting policy as described in Note 2 “Summary of Material Accounting Policies.”
The consolidated structured entities include asset backed commercial paper (“ABCP”) conduits which purchase financial assets such as trade accounts receivable and lease receivables by issuing commercial paper to third-party investors. The Group has contractual agreements to provide liquidity and credit enhancement facilities which can be utilized by those structured entities upon their request.
At March 31, 2025 and 2024, the consolidated ABCP conduits had total assets of ¥997,161 million and ¥937,627 million, respectively. The total notional amounts of the liquidity and credit enhancement facilities provided by the Group to the consolidated ABCP conduits at March 31, 2025 and 2024 were ¥1,732,416 million and ¥1,556,867 million, respectively, all of which were undrawn.
The Group did not provide any financial or other support, without having a contractual obligation to do so, to consolidated structured entities during the fiscal years ended March 31, 2025 and 2024.

Unconsolidated Structured Entities
The following tables represent the carrying amounts of the Group’s interests in unconsolidated structured entities recognized in its consolidated statements of financial position by line item and the maximum exposure to loss from its interests at March 31, 2025 and 2024.

	$		$		$		$		$
	At March 31, 2025
	Securitizations		Investment funds		Structured finance		Others		Total

	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets		¥40,107		¥42,540		¥—		¥—		¥82,647
Financial assets at fair value through profit or loss		324		1,875,755		53,777		—		1,929,856
Investment securities		98,029		29,957		—		—		127,986
Loans and advances		5,072,479		—		11,348,699		838,609		17,259,787

Total		¥5,210,939		¥1,948,252		¥11,402,476		¥838,609		¥19,400,276

Maximum exposure to loss from interests in unconsolidated structured entities		¥7,185,520		¥1,950,118		¥13,329,381		¥1,073,814		¥23,538,833

	$		$		$		$		$
	At March 31, 2024
	Securitizations		Investment funds		Structured finance		Others		Total

	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets		¥7,913		¥59,691		¥—		¥—		¥67,604
Financial assets at fair value through profit or loss		326		1,464,214		94,455		—		1,558,995
Investment securities		163,170		60,745		—		114		224,029
Loans and advances		4,547,626		—		10,976,579		716,167		16,240,372

Total		¥4,719,035		¥1,584,650		¥11,071,034		¥716,281		¥18,091,000

Maximum exposure to loss from interests in unconsolidated structured entities		¥6,585,138		¥1,585,805		¥12,806,451		¥873,946		¥21,851,340
An interest in a structured entity refers to contractual and non-contractual
involvement that exposes the Group to variability of returns from the performance of the structured entity. Such interests include the holding of equity or debt instruments as well as the provision of loans, loan commitments and guarantees. Interest rate and currency derivatives that expose the Group mainly to market risk, or CDS that are designed to transfer risk from the Group to a structured entity are not regarded as an interest in a structured entity since they do not expose the Group to variability of returns from the performance of the structured entity. These derivatives are therefore not included in the tables above.
The maximum exposure to loss from the Group’s interests in unconsolidated structured entities represents the maximum amount of potential loss to which the Group is exposed through its involvement with unconsolidated structured entities. It is determined by the Group’s carrying amounts and the notional amounts of loan commitments and guarantees, without considering the probability of loss being incurred, or effects of collateral or other credit protection.

The Group did not provide any financial or other support, without having a contractual obligation to do so, to unconsolidated structured entities during the fiscal years ended March 31, 2025 and 2024.
Securitizations
Structured entities for this product are established to securitize third-parties’ assets which mainly consist of auto loan receivables, residential and commercial mortgage loans and trade accounts receivables. These entities purchase those assets through loans or notes issued with multiple tranches. The Group provides loans and loan commitments to these entities or holds notes issued by them, in some cases with credit loss protection through guarantees or other credit enhancements provided by the sellers.
Investment Funds
These funds are established for providing investment opportunities to investors by pooling money from them and investing mainly in equity and debt instruments based on a predetermined investment policy. The Group has invested in a number of these funds.
Structured Finance
Structured entities for this product are typically established to raise funds for the development of infrastructure, the production of natural resources, the development or acquisition of real estate properties, and the purchase of certain equipment such as vessels or aircrafts for lease transactions. The Group provides financing to these entities mainly in the form of loans, loan commitments, or notes, which are typically secured by entities’ assets or cash flows generated primarily by entities’ projects.
Others
The Group provides financing to other types of structured entities such as third-party structured entities and repackaging vehicles to facilitate its clients’ funding requirements. The Group provides loans and loan commitments to these entities.
Sponsored Unconsolidated Structured Entities with No Interest Held by the Group
The Group sponsors certain structured entities in which it has no interest. The Group is deemed to be a sponsor of a structured entity when the Group takes a leading role in determining its purpose and design, while providing operational support to ensure its continued operation.
The income received from such sponsored unconsolidated structured entities was ¥82,291 million and ¥74,038 million for the fiscal years ended March 31, 2025 and 2024, respectively. The majority of the income was management fees included in “Fee and commission income” and was from investment funds managed by SMDAM, the Group’s asset management subsidiary. The carrying amount of assets transferred to these entities, which mainly consisted of investment funds, was ¥2,008,105 million and ¥3,083,879 million for the fiscal years ended March 31, 2025 and 2024, respectively.